Contingencies	12 Months Ended
Mar. 31, 2021
Disclosure of contingent liabilities [abstract]
Contingencies
33. Contingencies

The Company is involved in disputes, lawsuits, claims, governmental and/or regulatory inspections, inquiries, investigations and proceedings, including patent and commercial matters that arise from time to time in the ordinary course of business. The more significant matters are discussed below. Most of the claims involve complex issues. Often, these issues are subject to uncertainties and therefore the probability of a loss, if any, being sustained and an estimate of the amount of any loss is difficult to ascertain. Consequently, for a majority of these claims, it is not possible to make a reasonable estimate of the expected financial effect, if any, that will result from ultimate resolution of the proceedings. This is due to a number of factors, including: the stage of the proceedings (in many cases trial dates have not been set) and the overall length and extent of pre-trial discovery; the entitlement of the parties to an action to appeal a decision; clarity as to theories of liability; damages and governing law; uncertainties in timing of litigation; and the possible need for further legal proceedings to establish the appropriate amount of damages, if any. In these cases, the Company based on internal and external legal advice discloses information with respect to the nature and facts of the case.

The Company also believes that disclosure of the amount sought by plaintiffs, if that is known, would not be meaningful with respect to those legal proceedings.

Although there can be no assurance regarding the outcome of any of the legal proceedings or investigations referred to in this Note, the Company does not expect them to have a materially adverse effect on its financial position, as it believes that the likelihood of loss in excess of amounts accrued (if any) is not probable. However, if one or more of such proceedings were to result in judgments against the Company, such judgments could be material to its results of operations in a given period.

Product and patent related matters

Launch of product

On June 14, 2018, the U.S. FDA granted the Company final approval for buprenorphine and naloxone sublingual film, 2 mg/0.5 mg, 4 mg/1 mg, 8 mg/2 mg, and 12 mg/3 mg dosages, a therapeutic equivalent generic version of Suboxone® sublingual film. The U.S. FDA approval came after the conclusion of litigation in the U.S. District Court for the District of Delaware (the “Delaware District Court”), where the Delaware District Court held that patents covering Suboxone® sublingual film would not be infringed by the Company’s commercial launch of its generic sublingual film product. In light of the favorable decision from the Delaware District Court, the Company launched its generic sublingual film product in the United States immediately following the U.S. FDA approval on June 14, 2018. On July 12, 2019, the U.S. Court of Appeals for the Federal Circuit (“the Court of Appeals”) affirmed the Delaware District Court’s ruling that the Company’s generic version of Suboxone® sublingual films did not infringe the two remaining patents at issue in the Delaware District Court’s case (U.S. patent numbers 8,603,514 and 8,015,150).

After the Delaware District Court’s decision, Indivior filed a second lawsuit against the Company alleging infringement of three additional U.S. patents (numbers 9,687,454, 9,855,221 and 9,931,305) in the U.S. District Court for the District of New Jersey (the “New Jersey District Court”), styled Indivior Inc. et al. v. Dr. Reddy’s Laboratories S.A., Civil Action No. 2:17-cv-07111 (D.N.J.). Following the launch, on June 15, 2018, Indivior filed an emergency application for a temporary restraining order and preliminary injunction against the Company in the New Jersey District Court. Indivior’s motion alleged that the Company’s generic sublingual film product infringed one of three U.S. patents (number 9,931,305) at issue in the New Jersey District Court. Pending a hearing and decision on the injunction application, the New Jersey District Court initially issued a temporary restraining order against the Company with respect to further sales, offer for sales, and imports of its generic sublingual film product in the United States. Subsequently, on July 14, 2018, the New Jersey District Court granted a preliminary injunction in favor of Indivior. Under the order, Indivior was required to and did post a bond of U.S.$72 to pay the costs and damages sustained by the Company if it was found to be wrongfully enjoined. The Company immediately appealed the decision, and the Court of Appeals agreed to expedite the appeal.

On November 20, 2018, the Court of Appeals issued a decision vacating the preliminary injunction. The Court of Appeals denied Indivior’s petition for rehearing on February 4, 2019.

Indivior subsequently filed two emergency motions in the Court of Appeals to stay issuance of the mandate and to keep the preliminary injunction in place, which the Court of Appeals denied. Indivior then petitioned the U.S. Supreme Court to stay issuance of the mandate.

Indivior’s petition was denied by the Chief Justice of the U.S. Supreme Court on February 19, 2019, and the mandate was issued on the same day. The Company resumed sales of its generic sublingual film product after the mandate was issued.

On February 19, 2019, the New Jersey District Court entered a stipulated order of dismissal of Indivior’s claims under U.S. patent number 9,855,221. On November 5, 2019, the New Jersey District Court issued its claim construction decision construing certain terms in U.S. patent numbers 9,931,305 and 9,687,454. After such claim construction decision, on January 8, 2020, the New Jersey District Court entered a stipulated order that the Company’s generic sublingual film product does not infringe the asserted claims in U.S. patent number 9,931,305. In the stipulated order, Indivior reserved the ability to appeal the New Jersey District Court’s claim construction order. The Company filed a motion requesting that the New Jersey District Court enter partial final judgment in the Company’s favor relating to the allegations of infringement of U.S. patent number 9,931,305, which the District Court denied without prejudice on August 24, 2020, pending resolution of Indivior’s allegations relating to U.S. patent number 9,687,454.

On November 11, 2019, a Magistrate Judge in the District of New Jersey granted the Company leave to file a counterclaim against Indivior that alleges that Indivior engaged in anticompetitive conduct by making false or misleading statements to the New Jersey District Court during the preliminary injunction proceedings in violation of federal antitrust laws. Indivior appealed the Magistrate Judge’s ruling to the District Court Judge and, on August 24, 2020, the District Court Judge denied Indivior’s appeal. The District Court did grant Indivior’s motion to bifurcate the patent claims and the antitrust claims into two separate trials. Fact discovery closed on January 29, 2021. No trial date has been set and expert discovery on both the patent and antitrust claims is ongoing. Opening expert reports were submitted on March 24, 2021. Expert discovery is scheduled to close on or around September 1, 2021.

In addition to the District Court proceeding, on November 13, 2018, the Company filed two petitions for inter-partes review challenging the validity of certain claims of U.S. patent number 9,687,454 before the Patent Trial and Appeal Board (“PTAB”). On June 13, 2019, the PTAB agreed to institute inter-partes review on one of the two petitions filed by the Company. The PTAB heard oral argument in the pending inter-partes review challenge on March 3, 2020.

On June 2, 2020, the PTAB issued a final written decision in the Company’s favor finding that the Company had demonstrated that claims 1–5, 7, and 9–14 of U.S. patent number 9,687,454 were unpatentable. The PTAB upheld the validity of only one of the challenged claims, claim 8. Additionally, claim 6 was not at issue in the inter-partes review and therefore not subject to the final written decision. Claims 6 and 8 remain asserted against the Company in the New Jersey District Court litigation. Indivior filed a timely notice of appeal of the PTAB’s Final Written Decision (“ FWD”) for claims 1-5, 7, and 9-14, and the Company cross appealed the PTAB’s FWD on claim 8. In the PTAB appeal, Indivior submitted its principal appeal brief on December 9, 2020. Indivior did not challenge the Board’s decision on claims 5 and 12 in its appeal brief. The Company submitted its opening and response brief on February 18, 2021 and Indivior submitted its response and reply brief on March 30, 2021. The Company’s reply brief was submitted on April 20, 2021. The court of appeals has not

y
et
 scheduled oral argumen
ts
in the appeal.

The Company intends to vigorously defend its positions and pursue a claim for damages caused by the preliminary injunction.
Any liability that may arise on account of this litigation is unascertainable. Accordingly, no provision was made in these consolidated financial statements of the Company.

Matters relating to National Pharmaceutical Pricing Authority

Norfloxacin, India litigation

The Company manufactures and distributes Norfloxacin, a formulations product, and in limited quantities, the active pharmaceutical ingredient norfloxacin. Under the Drugs (Prices Control) Order (the “DPCO”), the National Pharmaceutical Pricing Authority (the “NPPA”) established by the Government of India had the authority to designate a pharmaceutical product as a “specified product” and fix the maximum selling price for such product. In 1995, the NPPA issued a notification and designated Norfloxacin as a “specified product” and fixed the maximum selling price. In 1996, the Company filed a statutory Form III before the NPPA for the upward revision of the maximum selling price and a writ petition in the Andhra Pradesh High Court (the “High Court”) challenging the validity of the designation on the grounds that the applicable rules of the DPCO were not complied with while fixing the maximum selling price. The High Court had previously granted an interim order in favor of the Company; however it subsequently dismissed the case in April 2004.

The Company filed a review petition in the High Court in April 2004 which was also dismissed by the High Court in October 2004. Subsequently, the Company appealed to the Supreme Court of India, New Delhi (the “Supreme Court”) by filing a Special Leave Petition.

During the year ended March 31, 2006, the Company received a notice from the NPPA demanding the recovery of the price charged by the Company for sales of Norfloxacin in excess of the maximum selling price fixed by the NPPA, which was Rs.285 including interest.

The Company filed a writ petition in the High Court challenging this demand order. The High Court admitted the writ petition and granted an interim order, directing the Company to deposit 50% of the principal amount claimed by the NPPA, which was Rs.77. The Company deposited this amount with the NPPA in November 2005. In February 2008, the High Court directed the Company to deposit an additional amount of Rs.30, which was deposited by the Company in March 2008. In November 2010, the High Court allowed the Company’s application to include additional legal grounds that the Company believed strengthened its defense against the demand.

For example, the Company added as grounds that trade margins should not be included in the computation of amounts overcharged, and that it was necessary for the NPPA to set the active pharmaceutical ingredient price before the process of determining the ceiling on the formulation price. In October 2013, the Company filed an additional writ petition before the Supreme Court challenging the inclusion of Norfloxacin as a “specified product” under the DPCO. In January 2015, the NPPA filed a counter affidavit stating that the inclusion of Norfloxacin was based upon the recommendation of a committee consisting of experts in the field. On July 20, 2016, the Supreme Court remanded the matters concerning the inclusion of Norfloxacin as a “specified product” under the DPCO back to the High Court for further proceedings. During the three months ended September 30, 2016, the Supreme Court dismissed the Special Leave Petition pertaining to the fixing of prices for Norfloxacin formulations.

During the three months ended December 31, 2016, a writ petition pertaining to Norfloxacin was filed by the Company with the Delhi High Court. The matter has been adjourned to July 29, 2021 for hearing.

Based on its best estimate, the Company has recorded a provision for potential liability for sale proceeds in excess of the notified selling prices, including the interest thereon, and believes that the likelihood of any further liability that may arise on account of penalties pursuant to this litigation is not probable.

Litigation relating to Cardiovascular and Anti-diabetic formulations

In July 2014, the NPPA, pursuant to the guidelines issued in May 2014 and the powers granted by the Government of India under the Drugs (Price Control) Order, 2013, issued certain notifications regulating the prices for 108 formulations in the cardiovascular and antidiabetic therapeutic areas. The Indian Pharmaceutical Alliance (“IPA”), in which the Company is a member, filed a writ petition in the Bombay High Court challenging the notifications issued by the NPPA on the grounds that they were ultra vires, ex facie and ab initio void. The Bombay High Court issued an order to stay the writ in July 2014. On September 26, 2016, the Bombay High Court dismissed the writ petition filed by the IPA and upheld the validity of the notifications/orders passed by the NPPA in July 2014. Further, on October 25, 2016, the IPA filed a Special Leave Petition with the Supreme Court, which was dismissed by the Supreme Court.

During the three months ended December 31, 2016, the NPPA issued show-cause notices relating to allegations that the Company exceeded the notified maximum prices for 11 of its products. The Company has responded to these notices.

On March 20, 2017, the IPA filed an application before the Bombay High Court for the recall of the judgment of the Bombay High Court dated September 26, 2016. This recall application filed by the IPA was dismissed by the Bombay High Court on October 4, 2017. Further, on December 13, 2017, the IPA filed a Special Leave Petition with the Supreme Court for the recall of the judgment of the Bombay High Court dated October 4, 2017, which was dismissed by Supreme Court on January 10, 2018.

During the three months ended March 31, 2017, the NPPA issued notices to the Company demanding payments relating to the foregoing products for the allegedly overcharged amounts, along with interest. On July 13, 2017, in response to a writ petition which the Company had filed, the Delhi High Court set aside all the demand notices of the NPPA and directed the NPPA to provide a personal hearing to the Company and pass a speaking order. A personal hearing in this regard was held on July 21, 2017. On July 27, 2017, the NPPA passed a speaking order along with the demand notice directing the Company to pay an amount of Rs.776. On August 3, 2017, the Company filed a writ petition challenging the speaking order and the demand notice. Upon hearing the matter on August 8, 2017, the Delhi High Court stayed the operation of the demand order and directed the Company to deposit Rs.100 and furnish a bank guarantee for Rs.676. Pursuant to the order, the Company deposited Rs.100 on September 13, 2017 and submitted a bank guarantee of Rs.676 dated September 15, 2017 to the Registrar General, Delhi High Court. On November 22, 2017, the Delhi High Court directed the Union of India to file a final counter affidavit within six weeks, subsequent to which the Company could file a rejoinder. On May 10, 2018, the counter affidavit was filed by the Union of India. The Company subsequently filed a rejoinder and both were taken on record by the Delhi High Court. The matter has been adjourned to August 3, 2021 for hearing.

Based on its best estimate, the Company has recorded a provision of Rs.310 under “Selling, general and administrative expenses” as a potential liability for sale proceeds in excess of the notified selling prices, including the interest thereon, and believes that the likelihood of any further liability that may arise on account of penalties pursuant to this litigation is not probable.

However, if the Company is unsuccessful in such litigation, it will be required to remit the sale proceeds in excess of the notified selling prices to the Government of India with interest and could potentially include penalties, which amounts are not readily ascertainable.

Other product and patent related matters

Child resistant packaging matter complaint under the False Claims Act (“FCA”)

In May 2012, the Consumer Product Safety Commission (the “CPSC”) requested that Dr. Reddy’s Laboratories Inc., a wholly-owned subsidiary of the Company in the United States, provide certain information with respect to compliance with requirements of special packaging for child resistant blister packs for 6 products sold by the Company in the United States during the period commencing in 2002 through 2011. The Company provided the requested information. The CPSC subsequently alleged in a letter dated April 30, 2014 that the Company had violated the Consumer Product Safety Act (the “CPSA”) and the Poison Prevention Packaging Act (the “PPPA”) and that the CPSC intended to seek civil penalties. Specifically, the CPSC asserted, among other things, that from or about August 14, 2008 through June 1, 2012, the Company sold prescription drugs having unit dose packaging that failed to comply with the CPSC's special child resistant packaging regulations under the PPPA and failed to issue general certificates of conformance. In addition, the CPSC asserted that the Company violated the CPSA by failing to immediately advise the CPSC of the alleged violations. The Company disagrees with the CPSC’s allegations.

Simultaneously, the U.S. Department of Justice (the “DOJ”) began to investigate a sealed complaint which was filed in the United States District Court for the Eastern District of Pennsylvania under the Federal False Claims Act (“FCA”) related to these same issues (the “FCA Complaint”). The Company cooperated with the DOJ in its investigation. The DOJ and all States involved in the investigation declined to intervene in the FCA Complaint. On November 10, 2015, the FCA Complaint was unsealed and the plaintiff whistleblowers, who are two former employees of the Company, proceeded without the DOJ’s and applicable States’ involvement. The unsealed FCA Complaint relates to the 6 blister pack products originally subject to the investigation and also 38 of the Company’s generic prescription products sold in the U.S. in various bottle and cap packaging.

The Company filed its response to the FCA Complaint on February 23, 2016 in the form of a motion to dismiss for failure to state a claim upon which relief can be granted. On March 26, 2017, the Court granted the Company’s motion to dismiss, dismissing the FCA Complaint and allowing the plaintiffs one more chance to refile this complaint in an attempt to plead sustainable allegations.

On March 29, 2017, the plaintiffs filed their final amended FCA Complaint, which the Company opposed and during the three months ended March 31, 2018, the Company obtained dismissal of the FCA Complaint with prejudice. The plaintiffs filed a petition with the Court requesting that the Court reconsider its decision to dismiss the FCA Complaint with prejudice, and that request was denied.

The parallel investigation by the CPSC under the CPSA and the PPPA was referred by the CPSC to the DOJ’s office in Washington, D.C. in April 2016, with the recommendation that the DOJ initiate a civil penalty action against the Company. The CPSC matter referred to the DOJ relates to five of the blister pack products.

On January 18, 2018, the Company and the DOJ entered into a settlement of the action and agreed to a consent decree providing for a civil penalty of U.S.$5 (Rs.319), and injunctive relief. The settlement was without adjudication of any issue of fact or law, and the Company has not admitted any violations of law pursuant to this settlement.

During the three months ended March 31, 2018, the Company obtained dismissal of the FCA Complaint with prejudice. The plaintiffs subsequently filed a petition with the Court requesting that the Court reconsider its decision to dismiss the FCA Complaint with prejudice, and that request was denied.

In June 2018, the plaintiffs filed their Notice of Appeal to the Third Circuit Court of Appeals. During the three months ended September 2018, the plaintiffs and the DOJ settled and thus this appeal was dismissed. The plaintiffs then filed an application for recovery of attorneys' fees from the Company under the "alternative remedy doctrine." The Company made opposing filings to this and in response the plaintiffs withdrew their application.

The Company believes that the likelihood of any liability that may arise on account of the FCA Complaint is not probable. Accordingly, no provision has been made in these consolidated financial statements.

Namenda Litigation

In August 2015, Sergeants Benevolent Assoc. Health & Welfare Fund (“Sergeants”) filed suit against the Company in the United States District Court for the Southern District of New York. Sergeants alleged that certain parties, including the Company, violated federal antitrust laws as a consequence of having settled patent litigation related to the Alzheimer’s drug Namenda® (memantine) tablets during a period from about 2009 until 2010. Sergeants seeks to represent a class of “end payor” purchasers of Namenda® tablets (i.e., insurers, other third-party payors and consumers).

Sergeants seeks damages based upon an allegation made in the complaint that the defendants entered into patent settlements regarding Namenda® tablets for the purpose of delaying generic competition and facilitating the brand innovator’s attempt to shift sales from the original immediate release product to the more recently introduced extended release product.

On August 23, 2020, the Company and certain other defendants entered into a settlement agreement. The settlement agreement calls for the dismissal with prejudice of the claims brought by the plaintiff on behalf of the putative class, in exchange for the payment of U.S.$0.4. The Company paid that amount into escrow. The Court preliminarily approved the settlement on October 5, 2020. The settlement agreement is contingent upon final court approval. The settlement agreement explicitly disclaims any liability or wrongdoing.

Following the settlement agreement, the Company recognized such amount in the income statement for the three months ended September 30, 2020.

On November 5, 2019 plaintiffs MSP Recovery Claims, Series LLC and MSPA Claims 1, LLC filed suit against the Company and other drug manufacturers in the United States District Court for the Southern District of New York. The claims in this complaint were similar in nature to the claims in the Sergeants lawsuit, and those cases were coordinated for discovery purposes. On April 14, 2020, with the consent of the Company and the other defendants, plaintiffs MSP Recovery Claims, Series LLC and MSPA Claims 1, LLC voluntarily dismissed their claims without prejudice.

Other class action complaints containing similar allegations to the Sergeants complaint have also been filed in the U.S. District Court for the Southern District of New York. However, apart from the Sergeants case described above, there are no such class actions that are pending and that name the Company as a defendant.

In addition, the State of New York filed an antitrust case in the U.S. District Court for the Southern District of New York. The case brought by the State of New York contained some (but not all) of the allegations set forth in the class action complaints, but the Company was not named as a party. The case brought by the State of New York was dismissed by stipulation on November 30, 2015.

The Company believes that the likelihood of any liability, apart from the settlement payment described above, that may arise on account of alleged violation of federal antitrust laws is not probable. Accordingly, no provision has been made in these consolidated financial statements.

Ranitidine
r
ecall and
l
itigation

On October 1, 2019, the Company initiated a voluntary nationwide retail (at the retail level for over-the-counter products and at the consumer level for prescription products) of its ranitidine medications sold in the United States due to the presence of N-Nitrosodimethylamine (“NDMA”) above levels established by the U.S. FDA. On November 1, 2019, the U.S. FDA issued a statement indicating that it had found levels of NDMA in ranitidine from its testing generally that were “similar to the levels you would expect to be exposed to if you ate common foods like grilled or smoked meats.” See
https://www.fda.gov/news-events/press-announcements/statement-new-testing-results-including-low-levels-impurities-ranitidine-drugs
. On April 1, 2020, the U.S. FDA issued a press release announcing that it was requesting manufacturers to withdraw all prescription and over-the-counter ranitidine drugs from the market immediately.

Individual federal court personal injury lawsuits, as well as various class actions, have been transferred to the In re Zantac (Ranitidine) Products Liability Litigation Multidistrict Litigation in the Southern District of Florida, MDL-2924 (“MDL-2924”). The Company and/or one or more of its U.S. subsidiaries have been named as a defendant in over 250 lawsuits pending in the MDL-2924. A census registry established in the MDL-2924 includes tens of thousands of claimants who have not filed complaints but are presenting claims for consideration in the MDL-2924 against the many pharmaceutical manufacturers, distributors and retailers which are defendants in the MDL-2924. The MDL-2924 also involves a proposed nationwide consumer class action and a proposed nationwide class action for medical monitoring. A third-party payor class action was dismissed without prejudice and has been appealed by plaintiffs to the U.S. Court of Appeals for the Eleventh Circuit.

On
December 31, 2020, the MDL-2924 Court ruled on multiple motions to dismiss in the MDL-2924 and granted the generic manufacturers’ (the Company is a generic manufacturer) motion to dismiss based on federal preemption. The plaintiffs’ failure-to-warn and design defect claims against the Company were dismissed with prejudice, but the Court permitted plaintiffs to attempt to replead several claims/theories. Plaintiffs have filed their amended complaints and the defendants, including the Company, filed motions to dismiss seeking dismissal of all claims against them on March 24, 2021. The briefings and arguments as to the latest round of motions to dismiss were completed and the parties continue to engage in discovery consistent with orders from the MDL-2924 Court.

There are three ranitidine-related actions currently pending against the Company in state courts. The New Mexico State Attorney General filed suit against the Company’s U.S. subsidiary, and multiple other manufacturers and retailers. The State of New Mexico asserted claims of statutory and common law public nuisance and negligence claims against the Company. The Company joined in an effort to transfer the case from the Santa Fe County Court to the MDL-2924, but the case was remanded by the MDL-2924 Court to the Santa Fe County Court. Plaintiff filed an amended complaint on April 16, 2021, and a briefing schedule has been entered pursuant to which the defendants will move to dismiss the case.

In November 2020, the City of Baltimore filed a similar action against the Company’s U.S. subsidiary, and multiple other manufacturers and retailers. The City of Baltimore asserts public nuisance and negligence claims against the Company. The City of Baltimore action also was transferred to the MDL-2924 and subsequently was remanded to the Circuit Court of Maryland by the MDL-2924 Court. The City of Baltimore intends to file an amended complaint and the defendants will then move to dismiss the case.

In January 2021, the Company was served in a Proposition 65 case filed by the Center for Environmental Health in the Superior Court of Alameda County, California. The plaintiff purports to bring the case on behalf of the people of California and alleges that the Company violated Proposition 65, a California law requiring manufacturers to disclose the presence of carcinogens in consumer products. The Company and other defendants have filed demurrers (motions to dismiss) in the case, and on May 7, 2021 the Court granted all such demurrers without leave to amend the pleadings. The People of California have the right to appeal this decision.

The Company believes that all of the aforesaid complaints and asserted claims are without merit and it denies any wrongdoing and intends to vigorously defend itself against the allegations. Any liability that may arise on account of these claims is unascertainable at this time. Accordingly, no provision was made in these consolidated financial statements of the Company.

Class Action and Other Civil Litigation on Pricing/Reimbursement Matters

On December 30, 2015 and on February 4, 2016, respectively, a class action complaint (the “First Pricing Complaint”) and another complaint (not a class action) (the “Second Pricing Complaint”) were filed against the Company and eighteen other pharmaceutical defendants in State Court in the Commonwealth of Pennsylvania. In these actions, the class action plaintiffs allege that the Company and other defendants, individually or in some cases in concert with one another, have engaged in pricing and price reporting practices in violation of various Pennsylvania state laws. More specifically, the plaintiffs allege that: (1) the Company provided false and misleading pricing information to third party drug compendia companies for the Company’s generic drugs, and such information was relied upon by private third party payers that reimbursed for drugs sold by the Company in the United States, and (2) the Company acted in concert with certain other defendants to unfairly raise the prices of generic divalproex sodium ER (bottle of 80, 500 mg tablets ER 24H) and generic pravastatin sodium (bottle of 500, 10 mg tablets).

The First Pricing Complaint was removed to the U.S. District Court for the Eastern District of Pennsylvania (the “E.D.P.A. Federal Court”) and, pending the outcome of the First Pricing Complaint, the Second Pricing Complaint was stayed. On September 25, 2017, the E.D.P.A. Federal Court dismissed all the claims of the plaintiffs in the First Pricing Complaint and denied leave to amend such complaint as futile. Subsequent to this decision, the plaintiffs’ right to appeal the dismissal of the First Pricing Complaint expired.

Further, on November 17, 2016, certain class action complaints were filed against the Company and a number of other pharmaceutical companies as defendants in the E.D.P.A. Federal Court. Subsequently, these complaints were consolidated into one amended complaint as part of a multi-district, multi-product litigation pending with the E.D.P.A. Federal Court. These complaints allege that the Company and the other named defendants have engaged in a conspiracy to fix prices and to allocate bids and customers in the sale of pravastatin sodium tablets and divalproex sodium extended-release tablets in the United States.

In March 2017, plaintiffs agreed by stipulation to dismiss Dr. Reddy’s Laboratories Inc. and Dr. Reddy’s Laboratories Limited from the actions related to pravastatin sodium tablets without prejudice. The Company denies any wrongdoing and intends to vigorously defend against these allegations.

In response to the consolidated new complaint, the Company filed a motion to dismiss in October 2017. The plaintiffs filed opposition to the motion to dismiss in December 2017 and a reply was filed by the Company in January 2018. In October 2018, the Court denied the motion to dismiss on the grounds that the allegations pled leave open the possibility of conspiracy. Therefore, discovery will proceed to look into this possibility.

The Company believes that the asserted claims are without merit and intends to vigorously defend itself against the allegations. Also any liability that may arise on account of these claims is unascertainable. Accordingly, no provision was made in these consolidated financial statements of the Company.

United States Antitrust Multi-District Litigation
s

The following cases against the Company’s U.S. subsidiary, Dr. Reddy’s Laboratories, Inc., have been filed and are pending and consolidated in
In re Generic Pharmaceutical Pricing Antitrust Litigation, MDL 2724, 14-MD-2724 (Eastern District of Pennsylvania)
, Multi District Litigation (“MDL”) in the Eastern District of Pennsylvania (“MDL-2724”):

a)	U.S. States Attorneys General Antitrust Complaints:

On October 30, 2017, the Attorneys General of forty-nine U.S. States, the Commonwealth of Puerto Rico and the District of Columbia, filed an Amended Complaint in the United States District Court for the Eastern District of Pennsylvania, against eighteen generic pharmaceutical companies (including the Company’s U.S. subsidiary) with respect to fifteen generic drugs, alleging that the Company’s U.S. subsidiary and the other named defendants engaged in a conspiracy to fix prices and to allocate bids and customers in the United States in the sale of the fifteen named drugs. The Company’s U.S. subsidiary is specifically named as a defendant with respect to two generic drugs (meprobamate and zoledronic acid), and is named as an alleged co-conspirator on an alleged “overarching conspiracy” with respect to the other thirteen generic drugs named. The Amended Complaint alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and the consumer protection and antitrust laws of each of the jurisdictions that are plaintiffs.

The Amended Complaint seeks injunctive relief, statutory penalties, punitive damages, and recovery of treble damages, plus attorney’s fees and costs, against all named defendants on a joint and several basis, on behalf of the plaintiff jurisdictions and their citizens and inhabitants. The Company denies any wrongdoing and intends to vigorously defend against the claims asserted.

On May 10, 2019, the Attorneys General of forty-nine U.S. States, the Commonwealth of Puerto Rico and the District of Columbia, filed a Complaint in the United States District Court for the District of Connecticut against twenty-one generic pharmaceutical companies (including the Company’s U.S. subsidiary) and fifteen individual defendants, with respect to 116 generic drugs, alleging that the Company’s U.S. subsidiary and the other named defendants engaged in a conspiracy to fix prices and to allocate bids and customers in the United States in the sale of the 116 named drugs. Under the MDL rules, this action will be designated a related “tag along” action and will be transferred to and become a part of the MDL-2724. The Company’s U.S. subsidiary is specifically named as a defendant with respect to five generic drugs (ciprofloxacin HCL tablets, glimepiride tablets, oxaprozin tablets, paricalcitol and tizanidine), and is named as an alleged co-conspirator on an alleged “overarching conspiracy” with respect to the other thirteen generic drugs named. The Complaint alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and the consumer protection and antitrust laws of each of the jurisdictions that are plaintiffs. The Complaint seeks injunctive relief, statutory penalties, punitive damages, and recovery of treble damages, plus attorney’s fees and costs, against all named defendants on a joint and several basis, on behalf of the plaintiff jurisdictions and their citizens and inhabitants. The Company denies any wrongdoing and intends to vigorously defend against the claims asserted.

b)	Divalproex Antitrust Class Action Cases Filed by Direct Payor Plaintiffs, End Payor Plaintiffs and Indirect Reseller Plaintiffs Classes:

Since November 17, 2016, certain class action complaints on behalf of Direct Purchaser Plaintiffs, Indirect Reseller Plaintiffs and End Payor Plaintiffs classes were filed against the Company’s U.S. subsidiary, Dr. Reddy’s Laboratories, Inc., and a number of other pharmaceutical defendants in the United States District Court for the District of Pennsylvania alleging that the Company’s U.S. subsidiary and the other named defendants have engaged in a conspiracy to fix prices and to allocate bids and customers in the sale of divalproex ER tablets in the United States.

The actions allege violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and of state consumer protection and antitrust laws, and asserts claims of unjust enrichment, under a total of thirty-one States and the District of Columbia. The actions seek injunctive relief and recovery of treble damages, punitive damages, plus attorney’s fees and costs, on a joint and several basis, on behalf of the plaintiff classes. The Company denies any wrongdoing and intends to vigorously defend against these class action claims.

c)	Pravastatin Antitrust Class Action Cases Filed by Direct Payor Plaintiffs, End Payor Plaintiffs and Indirect Reseller Plaintiffs Classes:

Since November 17, 2016, certain class action complaints on behalf of Direct Purchaser Plaintiffs, Indirect Reseller Plaintiffs and End Payor Plaintiffs classes were filed against the Company and a number of other pharmaceutical defendants in the United States District Court for the District of Pennsylvania, alleging that the Company’s U.S. subsidiary and the other named defendants engaged in a conspiracy to fix prices and to allocate bids and customers in the sale of pravastatin sodium tablets in the United States. The Company’s U.S. subsidiary has been dismissed from these actions, without prejudice, in exchange for a tolling agreement with the plaintiffs suspending the statute of limitations as to the claims asserted. The Company denies any wrongdoing and intends to vigorously defend against these claims.

d)	Antitrust “Overarching Conspiracy” Cases Filed by Direct Payor Plaintiffs, End Payor Plaintiffs and Indirect Reseller Plaintiffs Classes:

In June 2018, three class action complaints were filed in the MDL-2724 by Direct Purchaser Plaintiffs, Indirect Resellers Plaintiffs and End Payor Plaintiffs classes. All three complaints allege conspiracies in restraint of trade in violation of Sections 1 of the Sherman Act, and violations of thirty-one State antitrust statutes and consumer protection statutes, and asserts claims of unjust enrichment seeking injunctive relief, recovery of treble damages, punitive damages, attorney's fees and costs against all named defendants on a joint and several basis. They allege an “overarching conspiracy” among the named defendants involving fifteen drugs and, with slight variations, name approximately twenty-five generic pharmaceutical manufacturers including the Company’s U.S. subsidiary, Dr. Reddy’s Laboratories, Inc.

The drug-specific allegations against the Company’s U.S. subsidiary involve two of the fifteen drugs, meprobamate and zoledronic acid. Plaintiffs also allege that the Company’s U.S. subsidiary (as well as all other manufacturers named) were part of a larger “overarching conspiracy” as to all of the drugs named in the complaints. The complaint alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and violations of thirty-one States’ antitrust statutes and consumer protection statutes, and asserts claims of unjust enrichment. The complaint seeks injunctive relief, recovery of treble damages, punitive damages, attorney's fees and costs against all named defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

e)	Antitrust Case Filed by The Kroger Co., Albertsons Companies, LLC, and H.E. Butt Grocery Company, L.P.:

On January 22, 2018, each of the Kroger Co., Albertsons Companies, LLC, and H.E. Butt Grocery Company, L.P., filed a complaint against the Company’s U.S. subsidiary and thirty-one other companies alleging that they had engaged in a conspiracy to fix prices and to allocate bids and customers in the United States in the sale of the thirty named generic drugs. The Company’s U.S. subsidiary is specifically named as a defendant with respect to three generic drugs (divalproex ER, meprobamate and zoledronic acid), and is named as an alleged co-conspirator on an alleged “overarching conspiracy” claim with respect to the other generic drugs named.

This action alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and seeks injunctive relief and recovery of treble damages, punitive damages, plus attorney’s fees and costs, against all named defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these class action claims.

f)	Antitrust Case Filed by Humana Inc.:

On August 3, 2018, Humana, Inc., filed a complaint against the Company’s U.S. subsidiary and thirty-nine other companies alleging that they had engaged in a conspiracy to fix prices and to allocate bids and customers in the United States in the sale of twenty-nine named generic drugs. On December 15, 2020, Humana, Inc., filed an Amended Complaint encompassing fifty-one defendants and a total of one hundred forty nine drugs. In the Amended Complaint, the Company’s U.S. subsidiary is specifically named as a defendant with respect to eighteen generic drugs: allopurinol, ciprofloxacin ER, eszopiclone, fluconazole, glimepiride, isotretinoin, lamotrigine ER, meprobamate, metroprolol succinate ER, montelukast, omeprazole sodium bicarbonate, oxaprozin, paricalcitol, ranitidine, sumatriptan, tizanidine, valganciclovir, and zoledronic acid. The Company’s subsidiary is also named as a co-conspirator on an alleged “overarching conspiracy” claim with respect to the other generic drugs named. The complaint also alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and violations of thirty-one States’ antitrust statutes and consumer protection statutes, and asserts claims of unjust enrichment. The complaint seeks injunctive relief, recovery of treble damages, punitive damages, attorney's fees and costs against all named defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

g)	Antitrust Case Filed by Marion Diagnostic Center, LLC, and Marion Healthcare, LLC:

On September 25, 2018, Marion Diagnostic Center, LLC, and Marion Healthcare, LLC, filed a complaint in the MDL-2724, on behalf of themselves and a class of all direct purchasers from distributors, against the Company’s U.S. subsidiary and twenty-two other defendants, including a major distributor of pharmaceutical products, involving a total of sixteen generic drugs, alleging an “overarching conspiracy” to fix prices and to rig bids and allocate customers with respect to sixteen generic drugs. The Company’s U.S. subsidiary is specifically named with respect to two drugs: meprobamate and zoledronic acid. Plaintiffs also allege that the Company’s U.S. subsidiary (as well as all other manufacturers named) were part of a larger “overarching conspiracy” as to all of the drugs named in the complaints. The complaint alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and violations of twenty-four States’ antitrust statutes and consumer protection statutes, and asserts claims of unjust enrichment. The complaint seeks injunctive relief, recovery of treble damages, punitive damages, attorney's fees and costs against all named defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

h)	Antitrust Case Filed by United Healthcare Services, Inc.:

On January 16, 2019, United Healthcare Services, Inc., filed a complaint against the Company’s U.S. subsidiary and forty-two other defendants, involving a total of thirty generic drugs, alleging an “overarching conspiracy” to fix prices and to rig bids and allocate customers with respect to the thirty drugs. The Company’s U.S. subsidiary is specifically named with respect to four drugs: divalproex ER, meprobamate, pravastatin and zoledronic acid. Plaintiffs also allege that the Company’s U.S. subsidiary (as well as all other manufacturers named) were part of a larger “overarching conspiracy” as to all of the drugs named in the complaints. The complaint alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and violations of the thirty States’ antitrust laws and consumer protection statutes, and asserts claims of unjust enrichment. The complaint seeks injunctive relief, recovery of treble damages, punitive damages, and attorney's fees and cost against all defendants on a joint and several basis.
The Company denies any wrongdoing and intends to vigorously defend against these claims.

i)	Pennsylvania Court of Common Pleas Praecipe For a Writ of Summons Filed by 87 End Payor Entities consisting of Blue Cross Blue Shield entities and other health insurance companies and HMO entities:

On July 19, 2019, a Praecipe For a Writ of Summons for a tort action was filed in the Pennsylvania Court of Common Pleas of Philadelphia County, First Judicial District of Pennsylvania, Civil Trial Division, by 87 Blue Cross Blue Shield entities, and other health insurance companies and HMO entities, against the Company’s U.S. subsidiary and 69 other defendants (consisting of 51 other pharmaceutical companies and 17 individuals). These 87 plaintiffs had been previously encompassed by the End Payor Plaintiff class actions in the MDL-2724. Only a Praecipe of Writ of Summons has been filed. No complaint has been filed and, therefore, the potential claims have not been asserted or delineated in any manner, including what drugs any such claims may relate to. A complaint may, at some point, be filed encompassing the claims asserted by the End Payor Plaintiffs in the MDL-2724 actions. On December 12, 2019, an Order of the Court of Common Pleas placed the matter “in Deferred Status Pending Further Developments in Related Federal Multidistrict Litigation.” Because no Complaint has been filed setting forth any claims, and because the action has been placed into Deferred Status, no response is required by the Company’s subsidiary at this time.

j)	Antitrust Case Filed by United Healthcare Services, Inc.:

On October
11, 2019, United Healthcare Services, Inc. filed a second complaint (which substantially tracks the second complaint filed by the State Attorneys General on May 10, 2019) against the Company’s U.S. subsidiary and twenty-four other defendants in the United States District Court for the District of Minnesota with respect to 116 generic drugs, alleging that the Company’s U.S. subsidiary and the other named defendants engaged in a conspiracy to fix prices and to allocate bids and customers in the United States in the sale of the 116 named drugs. Under the MDL rules, this action will be designated a related “tag along” action and will be transferred to and become a part of the MDL-2724. The Company’s U.S. subsidiary is specifically named as a defendant with respect to five generic drugs (ciprofloxacin HCL tablets, glimepiride tablets, oxaprozin tablets, paricalcitol and tizanidine), and is named as an alleged co-conspirator on an alleged “overarching conspiracy” with respect to the other generic drugs named. The complaint alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1, and violations of the Minnesota antitrust laws and various other state antitrust and consumer protection laws, and asserts claims for unjust enrichment.

The complaint seeks injunctive relief, statutory penalties, punitive damages, and recovery of treble damages, plus attorney’s fees and costs, against all named defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

k)	Antitrust “Overarching Conspiracy” Cases Filed by Direct Payor Plaintiffs, End Payor Plaintiffs and Indirect Reseller Plaintiffs Classes:

On December 19, 2019, a new class action complaint was filed by the End Payor Plaintiffs. The complaint alleges a conspiracy in restraint of trade in violation of Section 1 of the Sherman Act, 15 U.S.C. §1, and violations of twenty-eight States’ antitrust statutes and twenty-nine States’ consumer protection statutes, and asserts claims of unjust enrichment. The complaint seeks injunctive relief, recovery of treble damages, punitive damages, attorney’s fees and costs. The complaint alleges an “overarching conspiracy” among the named defendants involving one hundred and thirty-five drugs and, with slight variations, names approximately thirty-six generic pharmaceutical manufacturers, including the Company’s U.S. subsidiary.

The drug-specific allegations against the Company’s U.S. subsidiary involve eight of the one hundred thirty-five drugs, including allopurinol, ciprofloxacin HCL, fluconazone, glimepiride, oxaprozine, paricalcitol, ranitidin
e
 HCL and tizanidine. The Company denies any wrongdoing and intends to vigorously defend against these claims.

On December 19, 2019, a new class action complaint was filed by certain pharmacy and hospital indirect purchaser plaintiffs. The complaint alleges a conspiracy in restraint of trade in violation of Sections 1 and 3 of the Sherman Act, 15 U.S.C. §1 and §3, and violations of forty-three States’ antitrust statutes and consumer protection statutes, and asserts claims of unjust enrichment. The complaint seeks injunctive relief, recovery of treble damages, punitive damages, attorney’s fees and costs against all named defendants on a joint and several basis. The complaint alleges an “overarching conspiracy” among the named defendants involving one hundred and sixty-two drugs and, with slight variations, names approximately twenty-eight generic pharmaceutical manufacturers, including the Company’s U.S. subsidiary, as well as seven pharmaceutical distributor defendants and sixteen individual defendants.

The drug-specific allegations against the Company’s U.S. subsidiary involve nineteen drugs: allopurinol, capecitabine, ciprofloxacin HCL, divalproex ER, eszopiclone, fenofibrate, glimepiride, isotr
e
tinoin, lamotrigine ER, meprobamate, metoprolol ER, montelukast granules, omeprazole sodium bicarbonate, oxaprozine, paricalcitol, sumatriptan, tizanidine HCL, valganciclovir and zoledronic acid. The Company denies any wrongdoing and intends to vigorously defend against these claims.

l)	Antitrust Case Filed by Fourteen New York State Counties:

On December 19, 2019, a new class action complaint was filed by certain pharmacy and hospital indirect purchaser plaintiffs. The complaint alleges a conspiracy in restraint of trade in violation of Sections 1 and 3 of the Sherman Act, 15 U.S.C. §1 and §3, and violations of forty-three States’ antitrust statutes and consumer protection statutes, and asserts claims of unjust enrichment. The complaint seeks injunctive relief, recovery of treble damages, punitive damages, attorney’s fees and costs against all named defendants on a joint and several basis. The complaint alleges an “overarching conspiracy” among the named defendants involving one hundred and sixty-two drugs and, with slight variations, names approximately twenty-eight generic pharmaceutical manufacturers, including the Company’s U.S. subsidiary as well as seven pharmaceutical distributor defendants and sixteen individual defendants. The drug-specific allegations against the Company’s U.S. subsidiary involve nineteen drugs: allopurinol, capecitabine, ciprofloxacin HCL, divalproex ER, eszopiclone, fenofibrate, glimepiride, isotr
e
tinoin, lamotrigine ER, meprobamate, metoprolol ER, montelukast granules, omeprazole sodium bicarbonate, oxaprozine, paricalcitol, sumatriptan, tizanidine HCL, valganciclovir and zoledronic acid. The Company denies any wrongdoing and intends to vigorously defend against these claims.

m)	Antitrust Case Filed by Health Care Services, Inc.:

On December 11, 2019, Health Care Services, Inc. filed a complaint against the Company’s U.S. subsidiary and thirty-eight other defendants, involving a total of one hundred twenty-eight generic drugs, alleging an “overarching conspiracy” to fix prices and to rig bids and allocate customers with respect to these drugs. On December 15, 2020, Health Care Services filed an Amended Complaint naming a total of one hundred seventy drugs. In the Amended Complaint, the Company’s U.S. subsidiary is specifically named with respect to nineteen drugs: allopurinol, ciprofloxacin HCL, divalproex ER, eszopiclone, fluconazole, glimepiride, isotretinoin, lamotrigine ER, meprobamate, metroprolol succinate ER, montelukast, omeprazole sodium bicarbonate, oxaprozine, paricalcitol, ranitidine, sumatriptan, tizanidine, valganciclovir and zoledronic acid. Plaintiffs allege that the Company’s U.S. subsidiary (as well as all other manufacturers named) were part of a larger “overarching conspiracy” as to all of the drugs named in the complaint. The complaint also alleges violations of Sections 1 and 2 of the Sherman Act, 15 U.S.C. §1 and §2, and violations of thirty-one States’ antitrust laws and twenty-seven States’ consumer protection statutes, and asserts claims of unjust enrichment. The complaint seeks injunctive relief, recovery of treble damages, punitive damages, and attorney’s fees and costs against all defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

n)	Antitrust Case Filed by MSP Recovery Claims, Series LLC, MAO-MSO Recovery II, LLC, and MSPA Claims I, LLC (collectively “MSP Recovery”), as Assignees of certain Medicare Advantage Plans:

On December 16, 2019, MSP Recovery filed a complaint against the Company’s U.S. subsidiary and twenty-five other defendants, involving a total of sixteen generic drugs, alleging an “overarching conspiracy” to fix prices and to rig bids and allocate customers with respect to the sixteen drugs. The Company’s U.S. subsidiary is specifically named with respect to one drug: Divalproex ER. Plaintiffs also allege that the Company’s U.S. subsidiary (as well as all other manufacturers named) were part of a larger “overarching conspiracy” as to all of the drugs named in the complaint.

The complaint alleges violations of Sections 1 and 3 of the Sherman Act, 15 U.S.C. §1 and §3, and violations of twenty-eight States’ antitrust laws and twenty-three States’ consumer protection statutes, and asserts claims of unjust enrichment. The complaint seeks injunctive relief, recovery of treble damages, punitive damages, and attorney’s fees and costs against all defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

o)	Antitrust Case Filed by Molina Healthcare Inc.:

On December 27, 2019, Molina Healthcare Inc. filed a complaint against the Company’s U.S. subsidiary and forty-one other defendants, involving a total of one hundred twenty-eight generic drugs, alleging an “overarching conspiracy” to fix prices and to rig bids and allocate customers with respect to these drugs. On December 15, 2020, Molina Healthcare filed an Amended Complaint against a total of fifty-eight defendants involving one hundred eighty four drugs. In the Amended Complaint, the Company’s U.S. subsidiary is specifically named with respect to nineteen drugs: allopurinol, ciprofloxacin, divalproex ER, eszopiclone, fluconazole, glimepiride, isotretinoin, lamotrigine ER, meprobamate, metroprolol succinate ER, montelukast, omeprazole sodium bicarbonate, oxaprozine, paricalcitol, ranitidine, sumatriptan, tizanidine, valganciclovir and zoledronic acid. Plaintiffs allege that the Company’s U.S. subsidiary (as well as all other manufacturers named) were part of a larger “overarching conspiracy” as to all of the drugs named in the complaint. The complaint also alleges violations of Sections 1 and 2 of the Sherman Act, 15 U.S.C. §1 and §2, and violations of eleven States’ antitrust laws and consumer protection statutes, and asserts claims of unjust enrichment. The complaint seeks injunctive relief, recovery of treble damages, punitive damages, and attorney’s fees and costs against all defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

p)	Antitrust Case Filed by Harris Countv, Texas:

On March 1, 2020, Harris County, Texas filed a Complaint against the Company's U.S. Subsidiary and forty-two other defendants, involving a total of one hundred twenty-eight generic drugs, alleging an "overarching conspiracy" to fix prices and to rig bids and allocate customers with respect to the one hundred eighty-seven drugs. The case is in the process of being transferred to the MDL-2724 proceeding. The Company's U.S. subsidiary is specifically named with respect to twenty drugs: allopurinol, amoxicillin, ciprofloxacin HCL, divalproex ER, famotidine, fenofibrate, fluconazole, fluoxetine, glimepiride, glycopyrrolate, levalbuterol meprobamate, naproxen, ondansetron, oxaprozine, pravastatin sodium, raloxifene HCL, ranitidine, tizanidine and zoledronic acid. Plaintiffs also allege that the Company's U.S. subsidiary (as well as all other manufacturers named) were part of a larger "overarching conspiracy" as to all the drugs named in the complaints.

The Complaint alleges violations of Sections 1 of the Sherman Act, 15 U.S.C. §1, violations of twenty-eight State's antitrust laws, violations of the Texas Deceptive Trade Practices Act and Texas Free Enterprise and Antitrust Act and asserts claims of unjust enrichment and civil conspiracy. The Complaint seeks injunctive relief, recovery of treble damages, punitive damages, disgorgement, and attorney's fees and costs against all defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

q)	Pennsylvania Court of Common Pleas Praecipe For a Writ of Summons Filed by 7 End Payor Entities consisting of Blue Cross Blue Shield entities and other health insurance companies:

On May 6, 2020, a Praecipe For a Writ of Summons for a tort action was filed in the Pennsylvania Court of Common Pleas of Philadelphia County, First Judicial District of Pennsylvania, Civil Trial Division, by 7 Blue Cross Blue Shield entities and other health insurance companies, against the Company’s U.S. subsidiary and 69 other defendants (consisting of 51 other pharmaceutical companies and 17 individuals). These 7 plaintiffs had been previously encompassed by the End Payor Plaintiff class actions in the MDL-2724. Only a Praecipe of Writ of Summons has been filed. No complaint has been filed and, therefore, the potential claims have not been asserted or delineated in any manner, including what drugs any such claims may relate to. A complaint may, at some point, be filed encompassing the claims asserted by the End Payor Plaintiff class actions in the MDL-2724 actions. It is anticipated that this action will be placed in Deferred Status Pending Further Developments in the related MDL-2724 case. Because no Complaint has been filed setting forth any claims, and because it is expected that the action will be placed into Deferred Status, no response is required by the Company’s subsidiary at this time.

r)	Antitrust Case Filed by Cigna Corp.:

On June 9, 2020, Cigna Corp. filed a complaint against the Company’s U.S. subsidiary and forty-one other defendants, involving a total of one hundred forty generic drugs, alleging an “overarching conspiracy” to fix prices and to rig bids and allocate customers with respect to these drugs. On December 15, 2020, Cigna Corp. filed an Amended Complaint against a total of forty-two defendants encompassing a total of two hundred and thirty-nine drugs. In the Amended Complaint, the Company’s U.S. subsidiary is specifically named with respect to twelve drugs: allopurinol, ciprofloxacin HCL, divalproex ER, fluconazole, glimepiride, meprobamate, oxaprozine, paricalcitol, pravastatin, ranitidine, tizanidine and zoledronic acid. Plaintiffs allege that the Company’s U.S. subsidiary (as well as all other manufacturers named) were part of a larger “overarching conspiracy” as to all of the drugs named in the complaint. The complaint also alleges violations of Sections 1 and 2 of the Sherman Act, 15 U.S.C. §1 and §2, and violations of thirty-one States’ antitrust laws and twenty-nine States’ consumer protection statutes, and asserts claims of unjust enrichment. The complaint seeks injunctive relief, recovery of treble damages, punitive damages, and attorney’s fees and costs against all defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

s)	Antitrust Case Filed by Rite Aid Corporation and Rite Aid Hdqtrs. Corp.:

On July 9, 2020, Rite Aid Corporation and Rite Aid Hdqtrs Corp. filed a complaint on their own behalf, and as assignee of McKesson Corporation with regard to drugs sold by McKesson to Rite Aid, against the Company’s U.S. subsidiary and forty-six other defendants, involving a total of one hundred thirty-five generic drugs, alleging an “overarching conspiracy” to fix prices and to rig bids and allocate customers with respect to these drugs. On December 15, 2020, Rite Aid filed an Amended Complaint against a total of fifty-five defendants involving a total of one hundred eighty eight drugs. In the Amended Complaint, the Company’s U.S. subsidiary is specifically named with respect to eleven drugs: allopurinol, ciprofloxacin ER, divalproex ER, fluconazole, glimepiride, meprobamate, oxaprozine, paricalcitol, ranitidine, tizanidine and zoledronic acid. Plaintiff alleges that the Company’s U.S. subsidiary was part of a larger “overarching conspiracy” with all other manufacturers named as to all of the drugs named in the complaint; and, alternatively, was part of an overarching conspiracy with eighteen of the defendants named with regard to forty-five of the drugs named. The complaint also alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1. The complaint seeks injunctive relief, recovery of treble damages, and attorney’s fees and costs against all defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

t)	Antitrust Complaint Filed by Suffolk County, New York:

On August 27, 2020, Suffolk County, New York, filed a complaint against the Company’s U.S. subsidiary and forty-six other defendants, involving a total of one hundred thirty generic drugs, alleging an “overarching conspiracy” to fix prices and to rig bids and allocate customers with respect to these drugs. The Company’s U.S. subsidiary is specifically named with respect to twelve drugs: ciprofloxacin ER, divalproex ER, fenofibrate, fluconazole, glimepiride, glyburide, metformin, oxaprozin, pravastatin, ranitidine, tizanidine and zoledronic acid. Plaintiffs allege that the Company’s U.S. subsidiary was part of a larger “overarching conspiracy” with all other manufacturers named as to all of the drugs named in the complaint. The complaint also alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1. The complaint seeks injunctive relief, recovery of treble damages, and attorney’s fees and costs against all defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

u)	Antitrust Complaint Filed by J M Smith:

On September 4, 2020, J M Smith Corporation, as assignee of Burlington Drug Company, filed a complaint against the Company’s U.S. subsidiary and fifty other defendants, involving a total of one hundred thirty generic drugs, alleging an “overarching conspiracy” to fix prices and to rig bids and allocate customers with respect to these drugs. The Company’s U.S. subsidiary is specifically named with respect to eleven drugs: allopurinol, ciprofloxacin ER, divalproex ER, fluconazole, glimepiride, meprobamate, oxaprozin, paricalcitol ranitidine, tizanidine and zoledronic acid.
Plaintiffs allege that the Company’s U.S. subsidiary was part of a larger “overarching conspiracy” with all other manufacturers named as to all of the drugs named in the complaint; The complaint also alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1. The complaint seeks injunctive relief, recovery of treble damages, and attorney’s fees and costs against all defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

v)	Antitrust Complaint Filed by Walgreen Company:

On December 11, 2020, Walgreen Company filed a complaint against the Company’s U.S. subsidiary and fifty-four other defendants, involving a total of one hundred eighty-eight generic drugs, alleging an “overarching conspiracy” to fix prices and to rig bids and allocate customers with respect to these drugs. Walgreen asserts claims on its own behalf and as assignee of Ameri
s
ource Bergen for drugs that Ameri
s
ource Bergen sold to Walgreen. The Company’s U.S. subsidiary is specifically named with respect to eleven drugs: allopurinol, ciprofloxacin ER, divalproex ER, fluconazole, glimepiride, meprobamate, oxaprozin, paricalcitol, ranitidine, tizanidine and zoledronic acid. Plaintiff alleges that the Company’s U.S. subsidiary was part of a larger “overarching conspiracy” with all other manufacturers named as to all of the drugs named in the complaint. The complaint also alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1. The complaint seeks injunctive relief, recovery of treble damages, and attorney’s fees and costs against all defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

w)	Antitrust Complaint Filed by CVS Pharmacy Inc.:

On December 15, 2020, CVS Pharmacy, Inc., filed a complaint against the Company’s U.S. subsidiary and fifty-seven other defendants, involving a total of four hundred four generic drugs, alleging an “overarching conspiracy” to fix prices and to rig bids and allocate customers with respect to these drugs. CVS Pharmacy asserts claims on its own behalf and as assignee of Cardinal Health and McKesson for drugs that Cardinal Health and McKesson sold to CVS Pharmacy, Inc. The Company’s U.S. subsidiary is specifically named with respect to seven drugs: ciprofloxacin ER, glimepiride, meprobamate, oxaprozin, pravastatin, tizanidine and zoledronic acid. Plaintiff alleges that the Company’s U.S. subsidiary was part of a larger “overarching conspiracy” with all other manufacturers named as to all of the drugs named in the complaint. The complaint also alleges violations of Section 1 of the Sherman Act, 15 U.S.C. §1. The complaint seeks injunctive relief, recovery of treble damages, and attorney’s fees and costs against all defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

x)	Antitrust Complaint Filed by Various Counties, Cities and Insurance Companies:

On December 15, 2020, a Complaint was filed in the Supreme Court of the State of New York, Suffolk County, by a group of 22 plaintiffs against the Company and 55 other defendants. Plaintiffs include 14 New York Counties (Albany, Cattaraugus, Chemung, Chenango, Columbia, Erie, Essex, Livingston, Monroe, Oneida, Onondaga, Otsego and Schuyler), the Town of Amherst, New York, the City of Poughkeepsie, New York, the City of Mobile, Alabama, the Counties of Osceola, Florida, and Shelby, Tennessee, and three insurance companies (Magnacare Insurance, Mebco and WCA Group Health Trust). The case has been removed to the United States District Court for the Eastern District of New York and is in the process of being transferred to, and consolidated with, the MDL-2724 litigation. The Complaint alleges an overarching conspiracy to fix prices and allocate markets for 294 generic drugs. Of the 294 drugs, DRL is specifically named with respect to 14 drugs: Allopurinol, Ciprofloxacin, Divalproex, Glimepiride, Glyburide Metformin, Isotretinoin, Lamotrigine, Meprobamate, Metoprolol Succinate, Oxaprozin, Paricalcitol, Tizanidine, Valganciclovir and Zoledronic Acid. The Complaint alleges violations of Sections 1 and 2 of the Sherman Act, as well as violations of the Antitrust Statutes of Alabama, Florida, New York and Tennessee and Unjust Enrichment claims under the laws of Alabama, Florida, New York and Tennessee. The complaint seeks injunctive relief, recovery of treble damages, and attorney’s fees and costs against all defendants on a joint and several basis. The Company denies any wrongdoing and intends to vigorously defend against these claims.

Note on Antitrust Complaints

The Company believes that the aforesaid asserted claims in subsections a) though x) above are without merit and intends to vigorously defend itself against the allegations. Also, any liability that may arise on account of these claims is unascertainable. Accordingly, no provision was made in these consolidated financial statements of the Company.

Class Action under the Canadian Competition Act filed in Federal Court in Toronto, Canada

On June 3, 2020, a Class Action Statement of Claim was filed by an individual consumer in Federal Court in Toronto, Canada, against the Company’s U.S. and Canadian subsidiaries and 52 other generic drug companies. The Statement of Claim alleges an industry-wide, overarching conspiracy to violate Sections 45 and 46 of the Canadian Competition Act by conspiring to allocate the market, fix prices, and maintain the supply of generic drugs in Canada. The action is brought on behalf of a class of all persons, from January 1, 2012 to the present, who purchased generic drugs in the private sector. The Statement of Claim states that it seeks damages against all defendants on a joint and several basis, attorney’s fees and costs of investigation and prosecution. An Amended Statement of Claim was served on the Company’s U.S. and Canadian subsidiaries on January 15, 2021 and adds an additional 20 generic drug companies. The Amended Statement of Claim also removes the identification of defendant companies with conspiracy allegations regarding specific generic drugs and alleges a conspiracy to allocate the North America Market as to all generic drugs in Canada.

The Company believes that the asserted claims are without merit and intends to vigorously defend itself against the allegations. Any liability that may arise on account of this claim is unascertainable. Accordingly, no provision was made in these consolidated financial statements of the Company.

Civil litigation with Mezzion

On January 13, 2017, Mezzion Pharma Co. Ltd. and Mezzion International LLC (collectively, “Mezzion”) filed a complaint in the New Jersey Superior Court against the Company and its wholly owned subsidiary in the United States. The complaint pertains to the production and supply of the active pharmaceutical ingredient (“API”) for udenafil (a patented compound) and an udenafil finished dosage product during a period from calendar years 2007 to 2015. Mezzion alleges that the Company failed to comply with the U.S. FDA’s current Good Manufacturing Practices (“cGMP”) at the time of manufacture of the API and finished dosage forms of udenafil and, consequently, that this resulted in a delay in the filing of a NDA for the product by Mezzion. The Company filed a motion to dismiss Mezzion’s complaint on the technical grounds that the Court lacks jurisdiction over the Company. In January 2018, the Court denied the Company’s motion to dismiss the complaint on the jurisdictional matter. The Company’s interlocutory appeal of said denial was also denied. The case is continuing in pretrial discovery.

The Company denies any wrongdoing or liability in this regard, and intends to vigorously defend against the claims asserted in Mezzion’s complaint. Any liability that may arise on account of this claim is unascertainable. Accordingly, no provision was made in these consolidated financial statements of the Company.

Civil Litigation and Arbitration with Hatchtech Pty Limited

On September 7, 2015, the Company’s Swiss subsidiary, Dr. Reddy’s Laboratories, S.A., entered into an Asset Purchase Agreement (“APA”) with Hatchtech Pty Limited (“Hatchtech”). Pursuant to the APA, the Company’s subsidiary acquired from Hatchtech the patented product Xeglyze®, a topical lousicidal lotion for the treatment of head lice,
and all rights in the product. The APA provides that the Company would seek to obtain New Drug Application (“NDA”) approval from the U.S. FDA, and would then commercialize the product in the United States.  The APA specifies certain milestone payments to be paid by the Company’s Swiss subsidiary to Hatchtech, including a U.S.$20 NDA approval milestone payment, a U.S.$25 ovicidal label approval milestone payment, and certain net sales milestone payments.

On July 24, 2020, the Company received the NDA approval from the U.S. FDA for the
Xeglyze
® product.

On September 25, 2020, the Company’s Swiss subsidiary filed an action in Delaware Chancery Court against Hatchtech to rescind the APA based upon claims of fraud, negligent misrepresentations and mutual mistake in connection with the acquisition of the product Xeglyze
®
, which was dismissed as being untimely under the Delaware statute of limitations.

On October 8, 2020, Hatchtech filed an arbitration demand against the Swiss Subsidiary before the American Arbitration Association (“AAA”), International Center for Dispute Resolution (“ICDR”), in New York City, claiming that it was owed U.S.$20 for the NDA approval milestone and U.S.$25 for the ovicidal label approval milestone.

On January 25, 2021, the Company’s Swiss subsidiary filed a Writ of Summons and Statement of Claim in Victoria at Melbourne, Australia, against Hatchtech (as a nominal party), certain of its officers and a principal shareholder, alleging misrepresentations in connection with the acquisition of the Xeglyze
®
product and seeking damages and other relief.

Based on its best estimate, the Company had recorded a provision for potential liability of U.S.$20 relating to the AAA-ICDR arbitration filed by Hatchtech and believed that the likelihood of any further liability that may arise pursuant to that arbitration to be not probable.

On June 14, 2021, the Company received the arbitration decision and award issued by the AAA-ICDR in favor of Hatchtech in an amount of U.S.$46.25 towards milestone payments, interest and fees.

As this constitutes an adjusting subsequent event, the consolidated financial statements for the year ended March 31, 2021 were adjusted to reflect the impact of this event by recognizing the balance amount of U.S.$26.25 in the consolidated income statement.

Of the total amount of U.S.$46.25 awarded to Hatchtech, the amount of U.S.$45 (Rs.3,291) was recognized in the consolidated income statement under the heading “Impairment of non-current assets” and the balance of U.S.$1.25 (Rs.91) was recognized under the heading, “Selling, general and administrative expenses”.

Securities Class Action Litigation

On August 25, 2017, a securities class action lawsuit was filed against the Company, its Chief Executive Officer and its Chief Financial Officer in the United States District Court for the District of New Jersey. The Company’s Co-Chairman, its Chief Operating Officer, and Dr. Reddy’s Laboratories, Inc., were also subsequently named as defendants in the case. The operative complaint alleges that the Company made false or misleading statements or omissions in its public filings, in violation of U.S. federal securities laws, and that the Company’s share price dropped and its investors were affected. On May 9, 2018, the Company and other defendants filed a motion to dismiss the complaint in the United States District Court for the District of New Jersey.

On June 25, 2018, the plaintiffs filed an opposition to the motion to dismiss and, on July 25, 2018, a further reply in support of the motion to dismiss was filed by the Company. In August 2018, oral argument on the motion to dismiss was heard by the Court.

On March 21, 2019, the District Court issued its decision granting in part and denying in part the motion to dismiss. Pursuant to that decision, the Court dismissed the plaintiffs claims with respect to seventeen out of the twenty two alleged misstatements and omissions.

On May 15, 2020, Dr. Reddy’s Laboratories Limited, Dr. Reddy’s Laboratories, Inc., and certain of the Company’s current or former directors and officers have entered into a Stipulation and Agreement of Settlement (the “Stipulation”) with lead plaintiff the Public Employees’ Retirement System of Mississippi in the putative securities class action filed against the defendants in the United States District Court for the District of New Jersey. As consideration for the settlement of the class action, the Company has agreed to pay U.S.$9.

The settlement is subject to the approval of the court and may be terminated prior to court approval pursuant to the grounds for termination set forth in the Stipulation. Subject to the terms of the Stipulation, in exchange for the settlement consideration, the lead plaintiff and members of the settlement class who do not opt-out of this settlement would release, among other things, the claims that were asserted, or that they could have asserted, in this class action. In entering into the settlement, the defendants do not admit, and explicitly deny, any liability or wrongdoing of any kind.

Subject to the terms of the Stipulation, the settlement resolves the remainder of the litigation.

As the Company is adequately insured with respect to the aforesaid liability, the settlement did not have any impact on the Company’s consolidated income statement for the year ended March 31, 2020.

The amount payable to the plaintiffs on account of the settlement and the corresponding receivable from the insurer have been presented under “other current assets” and “other current liabilities”, respectively, in the consolidated statement of financial position of the Company as of March 31, 2020.

On December 23, 2020, the court issued a final order and judgment approving the settlement. Pursuant to the settlement/court order, the escrow was funded on January 4, 2021. The effective date of the settlement occurred on February 1, 2021, upon transfer of the settlement fund balance into the final escrow account. As the transfer of funds to the final escrow account constitutes settlement of liability, the amount of liability has been derecognized during the three months ended March 31, 2021.

Internal Investigation

The Company has commenced a detailed investigation into an anonymous complaint. The complaint alleges that healthcare professionals in Ukraine and potentially in other countries were provided with improper payments by or on behalf of the Company in violation of U.S. anti-corruption laws, specifically the U.S. Foreign Corrupt Practices Act. A U.S. law firm is conducting the investigation at the instruction of a committee of the Company’s Board of Directors. The investigation is ongoing. The Company has disclosed the matter to the U.S. Department of Justice, Securities and Exchange Commission and Securities Exchange Board of India. While the matter may result in government enforcement actions against the Company in the United States and/or foreign jurisdictions, which could lead to civil and criminal sanctions under relevant laws, the probability of such action and the outcome are not reasonably ascertainable at this time.

Other matters

Civil Investigative Demand from the Office of the Attorney General, State of Texas

On or about November 10, 2014, Dr. Reddy’s Laboratories, Inc., one of the Company’s subsidiaries in the United States, received a Civil Investigative Demand (“CID”) from the Office of the Attorney General, State of Texas (the “Texas AG”) requesting certain information, documents and data regarding sales and price reporting in the U.S. marketplace of certain products for the period of time between January 1, 1995 and the date of the CID. The Company responded to all of the Texas AG’s requests to date.

Subpoena duces tecum from the Office of the Attorney General, California

On November 3, 2014, Dr. Reddy’s Laboratories, Inc. received a subpoena duces tecum to appear before the Office of the Attorney General, California (the “California AG”) and produce records and documents relating to the pricing of certain products. A set of five interrogatories related to pricing practices was served as well. On July 18, 2016, the California AG sent a letter to inform Dr. Reddy’s Laboratories, Inc. that, in light of the information which had been provided, no further information would be requested at such time in response to this subpoena.

Subpoenas from the Antitrust Division of the U.S. Department of Justice (“DOJ”) and the office of the Attorney General for the State of Connecticut

On July 6, 2016 and August 7, 2016, Dr. Reddy’s Laboratories, Inc. received subpoenas from the DOJ (Anti-trust Division) and the office of the Attorney General for the State of Connecticut, respectively, seeking information relating to the marketing, pricing and sale of certain of our generic products and any communications with competitors about such products. On May 15, 2018, another subpoena was served on Dr. Reddy’s Laboratories, Inc. by the DOJ (False Claims Division) seeking similar information. The Company has been cooperating, and intends to continue to fully cooperate, with these inquiries.

Civil Investigative Demand from Civil Division of the DOJ

On May 15, 2018, Dr. Reddy’s Laboratories, Inc. received a Civil Investigative Demand from the Civil Division of the DOJ, enquiring whether there have been any violations of the U.S. False Claims Act. This query arose from allegations that generic pharmaceutical manufacturers, including us, have engaged in market allocation or price fixing agreements, or paid illegal remuneration, and caused false claims to be submitted in violation of the U.S. False Claims Act. The Company has been cooperating, and intends to continue to fully cooperate with the DOJ in responding to the demand and cooperate with the investigation.

Environmental matters

Land pollution

The Indian Council for Environmental Legal Action filed a writ in 1989 under Article 32 of the Constitution of India against the Union of India and others in the Supreme Court of India for the safety of people living in the Patancheru and Bollaram areas of Medak district of the then existing undivided state of Andhra Pradesh. The Company has been named in the list of polluting industries. In 1996, the Andhra Pradesh District Judge proposed that the polluting industries compensate farmers in the Patancheru, Bollaram and Jeedimetla areas for discharging effluents which damaged the farmers’ agricultural land. The compensation was fixed at Rs.0.0013 per acre for dry land and Rs.0.0017 per acre for wet land. Accordingly, the Company has paid a total compensation of Rs.3. The Andhra Pradesh High Court disposed of the writ petition on February 12, 2013 and transferred the case to the National Green Tribunal (“NGT”), Chennai, India. The interim orders passed in the writ petitions will continue until the matter is decided by the NGT. The NGT has, through its order dated October 30, 2015, constituted a Fact Finding Committee.

The NGT has also permitted the alleged polluting industries to appoint a person on their behalf in the Fact Finding Committee. However, the Company, along with the alleged polluting industries, has challenged the constitution and composition of the Fact Finding Committee. The NGT has directed that until all the applications challenging the constitution and composition of the Fact Finding Committee are disposed of, the Fact Finding Committee shall not commence its operation.

The NGT, Chennai in a judgment dated October 24, 2017, disposed of the matter. The Bulk Drug Manufacturers Association of India (“BDMAI”), in which the Company is a member, subsequently filed a review petition against the judgment on various aspects.

The NGT, Delhi, in a judgment dated November 16, 2017 in another case in which the Company is not a party, stated that the moratorium imposed in the Patancheru and Bollaram areas shall continue until the Ministry of Environment, Forest and Climate Change passes an order keeping in view the needs of the environment and public health. The Company filed an appeal challenging this judgment.

The High Court of Hyderabad heard the Company’s appeal challenging this judgment in July 2018 and directed the respondents to file their response within a period of four weeks. During the three months ended September 30, 2018, the respondents filed counter affidavits and the matter has now been adjourned for final hearing.

The appeal came up for hearing before the High Court of Hyderabad on October 25, 2018 and has been adjourned for further hearing.

On April 24, 2019, based upon the judgment of the NGT, Chennai dated October 24, 2017, the Government of Telangana has issued GO.Ms. No. 24 of 2019 that allows for expansion of production of all kinds of existing industrial units located within the stretch of Patancheru – Bollaram upon depositing an amount equivalent to 1% of the annual turnover of the respective unit for the concluded fiscal year, i.e., March 31, 2019. Accordingly, the Company made a provision of Rs.29.4, representing the probable cost of expansion, during the year ended March 31, 2019.

During the three months ended September, 2019, the Telangana State Pollution Control Board (“TSPCB”) has issued Operational Guidelines basis the NGT, Chennai Order dated October 24, 2017, G.O.Ms. No. 24 dated April 24, 2019 and G.O.Ms. No. 31 dated May 24, 2019 and sought to recover retrospectively an amount of 0.5% of the annual turnover from the fiscal years 2016-2017 to 2018-2019 for all the industrial units situated in Patancheru and Bollaram for the purposes of restoration of the said effected area. The Company has four industrial units situated in Patancheru and Bollaram. The Consent For Operation (“CFO”) for change of product mix application filed by one of the industrial unit of the Company has been recommended for issuance of CFO with change of product mix only upon payment of 0.5% of the annual turnover from the fiscal years 2016-2017 to 2018-2019 to the TSPCB. The Company intends to vigorously defend itself against the Operational Guidelines.

In November 2019, demand notices were issued by the TSPCB for collection of Corpus Fund of 0.5 % as remediation fee on the previous year turnover as per Operational Guidelines dated August 3, 2019 issued by TSPCB under the guise of G.O.Ms No. 24 dated April 24, 2019 and G.O.Ms No. 31 dated May 24, 2019 and basis the judgment of NGT, Chennai dated October 24, 2017 for the fiscal years 2015-2016 to 2018-2019 received by CTO-1, CTO-2 and CTO-3 of the Company.

On November 22, 2019, The Hon’ble High Court of Judicature at Hyderabad issued an Interim Order which stayed the demand on the condition that the Company deposit Rs.60 as the remediation fee for the fiscal year 2018-2019 payable in the fiscal year 2019-2020. The deposit of Rs.60 was made and the Interim Order is continuing. The matter was adjourned to April 22, 2020 but has been delayed as a result of the closure of the Court due to the COVID-19 lockdown, and a new date has not yet been rescheduled.

The Company believes that any additional liability that might arise in this regard is not probable. Accordingly, no provision relating to these claims has been made in the financial statements.

Water pollution and air pollution

During the year ended March 31, 2012, the Company, along with 14 other companies, received a notice from the Andhra Pradesh Pollution Control Board (the “APP Control Board”) to show cause as to why action should not be initiated against them for violations under the Indian Water Pollution Act and the Indian Air Pollution Act. Furthermore, the APP Control Board issued orders to the Company to (i) stop production of all new products at the Company’s manufacturing facilities in Hyderabad, India without obtaining a “Consent for Establishment”, (ii) cease manufacturing products at such facilities in excess of certain quantities specified by the APP Control Board and (iii) furnish a bank guarantee to assure compliance with the APP Control Board’s orders.

The Company appealed the APP Control Board orders to the Andhra Pradesh Pollution Appellate Board (the “APP Appellate Board”). The APP Appellate Board, on the basis of a report of a fact-finding advisory committee, recommended to the Andhra Pradesh Government to allow expansion of units fully equipped with Zero-Liquid Discharge (“ZLD”) facilities and otherwise found no fault with the Company (on certain conditions).

The APP Appellate Board’s decision was challenged by one of the petitioners that was pending in the National Green Tribunal, (the “NGT”), Delhi.

Separately, the Andhra Pradesh Government, following recommendations of the APP Appellate Board, published a notification in July 2013 that allowed expansion of production of all types of existing bulk drug and bulk drug intermediate manufacturing units subject to the installation of ZLD facilities and the outcome of cases pending in the NGT. Importantly, the notification directed pollution load of industrial units to be assessed at the point of discharge (if any) as opposed to the point of generation.

In September 2013, the Ministry of Environment and Forests, based on the revised Comprehensive Environment Pollution Index, issued a notification that re-imposed a moratorium on expansion of industries in certain areas where some of the Company’s manufacturing facilities are located. This notification overrides the Andhra Pradesh Government’s notification that conditionally permitted expansion.

The appeals filed by Mr. K. Chidambaram against the Orders of the Appellate Authority, Andhra Pradesh are disposed off as the same do not survive for consideration as the G.O. based on which the then APPCB had passed its order which was subject matter of appeal before the Appellate Authority has itself been amended vide order July 25, 2013. However, the NGT, Delhi has passed a direction for the issue of pollution to be considered by the Joint Committee of Central Pollution Control Board, National Environmental Engineering Institute (“NEERI”), and the Telangana State Pollution Control Board to ascertain the present status of pollution issues in the Medak, Ranga Reddy, Mahaboobnagar and Nalagonda districts in the State of Telangana particularly in the Patancheru and Bollaram industrial clusters and file a report within three months before the NGT, Delhi.

Fuel Surcharge Adjustments

The Andhra Pradesh Electricity Regulatory Commission (the “APERC”) passed various orders approving the levy of Fuel Surcharge Adjustment (“FSA”) charges for the period from April 1, 2008 to March 31, 2013 by power distribution companies from all the consumers of electricity in the then existing undivided state of Andhra Pradesh, India where the Company’s headquarters and principal manufacturing facilities are located. Separate writ petitions filed by the Company for various periods, challenging and questioning the validity and legality of this levy of FSA charges by the APERC, are pending before the High Court of Andhra Pradesh and the Supreme Court of India.

The total amount approved by APERC for collection by the power distribution companies from the Company in respect of FSA charges for the period from April 1, 2008 to March 31, 2013 is Rs.482. After taking into account all of the available information and legal provisions, the Company has recorded Rs.219 as the potential liability towards FSA charges.

However, the Company has paid, under protest, an amount of Rs.354 as demanded by the power distribution companies as part of monthly electricity bills. The Company remains exposed to additional financial liability should the orders passed by the APERC be upheld by the Courts.

During the three months ended June 30, 2016, the Supreme Court of India dismissed the Special Leave Petition filed by the Company in this regard for the period from April 1, 2012 to March 31, 2013. As a result, for the quarter ended June 30, 2016, the Company recognized an expenditure of Rs.55 (by de-recognizing the payments under protest) representing the FSA charges for the period from April 1, 2012 to March 31, 2013.

Indirect taxes related matters

Value Added Tax (“VAT”) matter

The Company has received various demand notices from the Government of Telangana’s Commercial Taxes Department objecting to the Company’s methodology of calculation of VAT input credit. The below table shows the details of each of such demand notice, the amount demanded and the current status of the Company’s responsive actions.

Period covered under the notice	Amount demanded	Status
April 2006 to March 2009	Rs.66 plus 10% penalty	The State VAT Appellate Tribunal has remanded the matter to the assessing authority to re-compute the eligibility and penalty orders are set-aside. The Company filed appeal against the same with the High Court, Telangana.
April 2009 to March 2011	Rs.59 plus 10% penalty	The Company has filed an appeal before the Sales Tax Appellate Tribunal. The matter was remanded to the original adjudicating authority with a direction to re-calculate the eligibility for the year ended March 31, 2010.
April 2011 to March 2014	Rs.27 plus 10% penalty	The Appellate Deputy Commissioner issued an order partially in favor of the Company

The Company has recorded a provision of Rs.51 as of March 31, 2021 and believes that the likelihood of any further liability that may arise on account of the ongoing litigation is not probable.

Notices from Commissioner of Goods and Services Tax, India

In the months of November 2019 and January 2020, the Commissioner of Goods and Services Tax, India issued notices to the Company alleging that the Company has irregularly availed input tax credit of Rs.307. The Company has received order dropping the demand.

The Company has recorded a provision of Rs.31 as of March 31, 2021 and believes that the likelihood of any further liability that may arise on account of the allegedly inappropriate claims to credits is not probable. Accordingly, no further provision was made in these consolidated financial statements.

Others

Additionally, the Company is in receipt of various demand notices from the Indian Sales and Service Tax authorities. The disputed amount is Rs.474. The Company has responded to such demand notices and believes that the chances of any liability arising from such notices are less than probable. Accordingly, no provision is made in these consolidated financial statements as of March 31, 2021.

Others

Additionally, the Company is involved in other disputes, lawsuits, claims, governmental and/or regulatory inspections, inquiries, investigations and proceedings, including patent and commercial matters that arise from time to time in the ordinary course of business. Except as discussed above, the Company does not believe that there are any such contingent liabilities that are expected to have any material adverse effect on its consolidated financial statements.